16 Investments (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity Attributable To Non-Controlling Shareholders [Roll Forward]
Equity attributable to non-controlling shareholders, beginning	R$ 345,798	R$ 303,289	R$ 302,661
Net income (loss)	5,548
Other comprehensive income	(207)	(601)	154
Additional dividends proposed	(51,799)	(3,335)
Dividends	(7,933)	31,352	(36,467)
Gain with interest variation in Subsidiary		4,874
Equity attributable to non-controlling shareholders, ending	291,407	345,798	303,289
Compagas [member]
Equity Attributable To Non-Controlling Shareholders [Roll Forward]
Equity attributable to non-controlling shareholders, beginning	273,580	212,962	194,901
Net income (loss)	28,898	84,758	29,213
Other comprehensive income	(168)	(626)	91
Additional dividends proposed	(51,799)
Dividends	(7,933)	(23,514)	(11,243)
Equity attributable to non-controlling shareholders, ending	242,578	273,580	212,962
Elejor [member]
Equity Attributable To Non-Controlling Shareholders [Roll Forward]
Equity attributable to non-controlling shareholders, beginning	12,858	16,193	18,518
Net income (loss)	(8,812)	7,838	22,899
Other comprehensive income
Additional dividends proposed		(3,335)
Dividends		(7,838)	(25,224)
Equity attributable to non-controlling shareholders, ending	4,046	12,858	16,193
UEG Araucaria [member]
Equity Attributable To Non-Controlling Shareholders [Roll Forward]
Equity attributable to non-controlling shareholders, beginning	59,360	74,134	89,242
Net income (loss)	(14,538)	(19,673)	(15,171)
Other comprehensive income	(39)	25	63
Gain with interest variation in Subsidiary		4,874
Equity attributable to non-controlling shareholders, ending	R$ 44,783	R$ 59,360	R$ 74,134